INVESTMENT IN JOINT VENTURE - JV Carrying Value Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Disclosure of joint ventures [line items]
Revenue	$ 4,918		$ 4,023
Net loss	(217,288)		(91,119)
JCU net asset reconciliation to Denison investment carrying value:
Net loss	(217,288)		(91,119)
Investment in JCU	19,450		20,663
JCU
Disclosure of joint ventures [line items]
Revenue		$ 0		$ 0
Net loss		(2,426)		32
Other comprehensive income		0		0
JCU net asset reconciliation to Denison investment carrying value:
Adjusted net assets of JCU-at December 31	41,326	41,326		34,580
Net loss		(2,426)		32
Investment from owners		0		6,714
Net assets of JCU-at November 30	$ 38,900	$ 38,900	$ 41,326	$ 41,326
JCU
JCU net asset reconciliation to Denison investment carrying value:
Ownership interest, joint ventures	50.00%	50.00%	50.00%	50.00%
Investment in JCU	$ 19,450	$ 19,450	$ 20,663	$ 20,663